the RODNEY SQUARE
               FUND
                   &

           the RODNEY SQUARE
               TAX-EXEMPT
               FUND

          LOGO [GRAPHIC OMITTED]

            SEMI-ANNUAL REPORT
              MARCH 31, 1998

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE

================================================================================

DEAR SHAREHOLDER:
     The management of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the six-month period ended March 31, 1998.

INVESTMENT RESULTS*
     The U.S. Government Portfolio paid shareholders dividends of $0.025 per share during the six-month period, the Money Market Portfolio paid dividends totaling $0.026 per share and The Rodney Square Tax-Exempt Fund paid dividends totaling $0.015 per share. Based on the Portfolios' net asset value of $1.00 per share, these dividends represented annualized total returns of 5.22%, 5.29% and 3.11%, respectively.

ECONOMIC OVERVIEW
     The Funds' fiscal year began amid concerns that the U.S. economy was expanding at an "unsustainable" pace. Historically low unemployment, strong wage growth, higher hours worked, and robust worldwide demand had the financial markets pricing in imminent monetary tightening by the Federal Reserve despite the fact that inflationary pressures were nonexistent. These expectations were significantly altered by the rapid meltdown of the "Asian economic miracle" in the fourth quarter of 1997.

     The "Asian crisis," as it is now called, initially had some market pundits predicting a global economic disaster. Under this scenario, the drag from a strong U.S. dollar coupled with a dramatic worsening of our trade balances with Asia would compromise the U.S. economic expansion. With all the uncertainty surrounding the outcome of the Asian crisis and the magnitude of the drag it would exert on the U.S. economy, the threat of any near-term tightening by the Federal Reserve, without strong signals of inflationary pressures, was effectively neutralized. Once freed from this threat, U.S. fixed-income participants focused on any economic report that showed weakness and ignored any that showed strength. By January, Treasury bond yields had declined seventy-five basis points from the highs of October.

     As the economy entered 1998, continued momentum in domestic demand was clearly evident, while the drag from Asia was less obvious. Federal Reserve Chairman Greenspan's overriding message conveyed in his February semi-annual Humphrey-Hawkins testimony was that the Fed is not close to changing policy in either direction, given the uncertainties in the economic outlook.

     As of late, the Fed has begun hinting that they believe that the drag from the Asian crisis will not prove powerful enough to overcome the strong underlying fundamentals of the current U.S. economy: very low unemployment, near price stability, a budget surplus, healthy consumer confidence and demand, and low interest rates. The key question is whether the Asian crisis and the resulting strengthened dollar will slow U.S. exports and the economy enough to prevent consumer prices from rising under continued strong domestic demand.

     No consensus has materialized on the Fed's next action. At this point, a tightening seems at least as likely as an easing of monetary policy. In any event, the Fed appears on hold at least until the third quarter of 1998.


---------------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================
INVESTMENT STRATEGY
     During the course of the past six-month period, Rodney Square Management Corporation attempted to anticipate the directional changes in interest rates and swings in market psychology, identify relative values in the money markets and adjust the weighted average portfolio maturity to structure the portfolios to maximize returns for shareholders.

     We invite your comments and questions and we thank you for your investment in the Funds.

                                                 Sincerely,

                                                 /s/ ROBERT J. CHRISTIAN

                                                 Robert J. Christian
                                                 President


May 20, 1998

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS / MARCH 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                      ---------         --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.3%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 11.3%
     Federal Farm Credit Banks Notes, 5.56%, 04/27/98 ..........................    $ 7,000,000      $  6,971,891
     Federal Farm Credit Banks Notes, 5.40%, 05/05/98 ..........................      7,000,000         6,964,300
     Federal Farm Credit Banks Notes, 5.37%, 05/18/98 ..........................     12,000,000        11,915,870
     Federal Farm Credit Banks Notes, 5.42%, 07/06/98 ..........................      6,514,000         6,419,851
     Federal Farm Credit Banks Notes, 5.24%, 07/15/98 ..........................     10,000,000         9,847,167
     Federal Farm Credit Banks Notes, 5.35%, 07/17/98 ..........................      8,950,000         8,807,683
     Federal Farm Credit Banks Notes, 5.33%, 08/14/98 ..........................     10,000,000         9,800,125
     Federal Farm Credit Banks Notes, 5.32%, 08/21/98 ..........................     10,000,000         9,790,156
                                                                                                     ------------
                                                                                                       70,517,043
                                                                                                     ------------
  FEDERAL FARM CREDIT BANKS NOTES -- 4.4%
     Federal Farm Credit Banks Notes, 5.42%, 07/28/98* .........................     10,000,000         9,997,416
     Federal Farm Credit Banks Notes, 5.70%, 09/02/98 ..........................      7,800,000         7,802,014
     Federal Farm Credit Banks Notes, 5.50%, 04/01/99 ..........................     10,000,000         9,987,529
                                                                                                     ------------
                                                                                                       27,786,959
                                                                                                     ------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 18.8%
     Federal Home Loan Banks Notes, 5.65%, 04/01/98 ............................     38,000,000        38,000,000
     Federal Home Loan Banks Notes, 5.43%, 04/13/98 ............................      5,000,000         4,990,950
     Federal Home Loan Banks Notes, 5.35%, 04/22/98 ............................      5,000,000         4,984,410
     Federal Home Loan Banks Notes, 5.43%, 05/01/98 ............................      5,000,000         4,977,375
     Federal Home Loan Banks Notes, 5.43%, 05/06/98 ............................     15,000,000        14,920,885
     Federal Home Loan Banks Notes, 5.42%, 05/13/98 ............................     10,000,000         9,936,767
     Federal Home Loan Banks Notes, 5.45%, 05/13/98 ............................     10,000,000         9,936,475
     Federal Home Loan Banks Notes, 5.40%, 06/12/98 ............................     10,000,000         9,892,000
     Federal Home Loan Banks Notes, 5.48%, 07/03/98 ............................      5,533,000         5,454,671
     Federal Home Loan Banks Notes, 5.22%, 07/10/98 ............................      5,000,000         4,927,500
     Federal Home Loan Banks Notes, 5.23%, 07/15/98 ............................      5,000,000         4,923,729
     Federal Home Loan Banks Notes, 5.27%, 07/22/98 ............................      5,000,000         4,918,022
                                                                                                     ------------
                                                                                                      117,862,784
                                                                                                     ------------
  FEDERAL HOME LOAN BANKS NOTES -- 12.8%
     Federal Home Loan Banks Notes, 6.12%, 04/17/98 ............................      5,000,000         4,999,966
     Federal Home Loan Banks Notes, 5.72%, 07/07/98 ............................     15,000,000        15,009,700
     Federal Home Loan Banks Notes, 5.45%, 08/04/98* ...........................     20,000,000        19,993,148
     Federal Home Loan Banks Notes, 5.47%, 08/18/98* ...........................     10,000,000         9,997,357
     Federal Home Loan Banks Notes, 5.77%, 09/25/98 ............................      5,000,000         5,000,121
     Federal Home Loan Banks Notes, 5.69%, 10/02/98 ............................      5,000,000         4,998,210
     Federal Home Loan Banks Notes, 5.79%, 10/23/98 ............................      5,000,000         4,998,684
     Federal Home Loan Banks Notes, 5.80%, 12/18/98 ............................      5,000,000         5,002,217
     Federal Home Loan Banks Notes, 5.62%, 03/12/99 ............................     10,000,000        10,000,000
                                                                                                     ------------
                                                                                                       79,999,403
                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                                    PRINCIPAL          VALUE
                                                                                     AMOUNT           (NOTE 2)
                                                                                    ---------         --------
  STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.6%
     Student Loan Marketing Association Notes, 5.40%, 02/10/99 .................   $ 10,000,000      $  9,995,605
                                                                                                     ------------
  TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES -- 2.4%
     Tennessee Valley Authority Notes, 5.37%, 05/18/98 .........................     10,000,000         9,929,892
     Tennessee Valley Authority Notes, 5.38%, 06/19/98 .........................      5,000,000         4,940,969
                                                                                                     ------------
                                                                                                       14,870,861
                                                                                                     ------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (COST $321,032,655)                                                                       321,032,655
                                                                                                     ------------
REPURCHASE AGREEMENTS -- 49.8%
   With Dean Witter Reynolds, Inc.: at 6.03%, dated 03/31/98, to be repurchased at $25,004,188  on  04/01/98,  collateralized  by
      $25,500,056  of  various U.S.  Government  Agency  Obligation
      Securities with various coupons and  maturities  to  10/15/99 ............     25,000,000        25,000,000
   With CS First Boston, Inc.: at  6.08%,  dated  03/31/98,  to  be repurchased at $135,022,800 on  04/01/98,  collateralized  by
      $138,725,136  of  various U.S. Government  Agency  Obligation
      Securities with various coupons and maturities to 10/26/98 ...............    135,000,000       135,000,000
   With UBS Securities, Inc.:  at  6.10%,  dated  03/31/98,  to  be repurchased at $151,354,842  on  04/01/98, collateralized  by
      $154,360,002  of  Government  National  Mortgage  Association
      Securities with various coupons and maturities to 03/20/28 ...............    151,329,200       151,329,200
                                                                                                     ------------

         TOTAL REPURCHASE AGREEMENTS (COST $311,329,200) ......................................       311,329,200
                                                                                                     ------------

TOTAL INVESTMENTS (COST $632,361,855)(DAGGER) -- 101.1% .......................................       632,361,855


OTHER ASETS AND LIABILITIES, NET -- (1.1)% ....................................................        (7,048,201)
                                                                                                     ------------

NET ASSETS -- 100.0% ..........................................................................      $625,313,654
                                                                                                     ============

*  Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1998.
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / MARCH 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING         AMOUNT        (NOTE 2)
                                                                      -----------     ---------      --------
CERTIFICATES OF DEPOSIT -- 19.1%
  U.S. BANKS, U.S. BRANCHES -- 2.1%
     Morgan Guaranty, 5.81%, 04/30/98 ..............................   P-1/A-1+     $  12,000,000  $  12,002,822
     Morgan Guaranty, 5.87%, 08/06/98 ..............................   P-1/A-1+         5,000,000      4,999,501
     LaSalle National Bank, 5.55%, 02/05/99 ........................   P-1/A-1+        10,000,000      9,996,740
                                                                                                   -------------
                                                                                                      26,999,063
                                                                                                   -------------
  FOREIGN BANKS, FOREIGN CENTERS -- 0.8%
     National Westminister, Toronto Branch, 5.36%, 07/15/98 ........   P-1/A-1+        10,000,000      9,843,667
                                                                                                   -------------
  FOREIGN BANKS, U.S. BRANCHES -- 16.2%
     ABN-AMRO Bank, 5.45%, 01/13/99 ................................   P-1/A-1+        40,000,000     40,012,092
     Bank of Nova Scotia, 5.80%, 10/06/98 ..........................   P-1/A-1+         5,000,000      4,998,768
     Banque Nationale de Paris, 5.52%, 04/16/98 ....................    P-1/A-1        20,000,000     20,000,116
     Bayerische Landesbank, 5.88%, 11/30/98 ........................   P-1/A-1+        10,000,000     10,028,898
     Credit Agicole Indosuez, 5.50%, 04/22/98 ......................   P-1/A-1+        25,000,000     25,000,000
     Deutsche Bank, 5.91%, 09/14/98 ................................   P-1/A-1+        15,000,000     14,995,437
     Deutsche Bank, 5.51%, 04/20/98 ................................   P-1/A-1+        35,000,000     35,000,182
     Dresdner, 5.95%, 10/20/98 .....................................   P-1/A-1+        10,000,000      9,998,942
     National Westminister, 5.53%, 08/05/98 ........................   P-1/A-1+        25,000,000     25,000,000
     Societe Generale, 5.64%, 04/01/98* ............................   P-1/A-1+         6,000,000      5,996,894
     Societe Generale, 6.20%, 05/12/98 .............................   P-1/A-1+        10,000,000      9,999,679
     Societe Generale, 5.60%, 01/13/99 .............................   P-1/A-1+        10,000,000     10,012,089
                                                                                                   -------------
                                                                                                     211,043,097
                                                                                                   -------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $247,885,827) ......................................    247,885,827
                                                                                                   -------------
COMMERCIAL PAPER -- 62.5%
  AGRICULTURE -- 1.3%
     Louis Dreyfus Corp., 5.55%, 04/21/98 ..........................   P-1/A-1+        17,000,000     16,947,583
                                                                                                   -------------
  AUTOMOBILES -- 7.8%
     Daimler-Benz North America Corp., 5.51%, 05/04/98 .............    P-1/A-1        13,000,000     12,934,339
     Daimler-Benz North America Corp., 5.46%, 05/08/98 .............    P-1/A-1        10,000,000      9,943,883
     Daimler-Benz North America Corp., 5.45%, 05/12/98 .............    P-1/A-1        17,000,000     16,894,482
     Daimler-Benz North America Corp., 5.50%, 07/10/98 .............    P-1/A-1        10,000,000      9,847,222
     Volkswagen of America, Inc., 5.54%, 04/14/98 ..................    P-1/A-1        26,600,000     26,546,785
     Volkswagen of America, Inc., 5.54%, 04/21/98 ..................    P-1/A-1        25,000,000     24,923,056
                                                                                                   -------------
                                                                                                     101,089,767
                                                                                                   -------------
  BANKS -- 8.0%
     Bank of Nova Scotia, 5.45%, 05/26/98 ..........................   P-1/A-1+        40,000,000     39,666,944
     Commerzbank US Finance, Inc., 5.44%, 05/18/98 .................   P-1/A-1+        25,000,000     24,822,444
     Dresdner US Finance, Inc., 5.54%, 04/17/98 ....................   P-1/A-1+        40,000,000     39,901,511
                                                                                                   -------------
                                                                                                     104,390,899
                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING         AMOUNT        (NOTE 2)
                                                                      -----------     ---------      --------
  BUILDINGS MATERIALS -- 4.0%
     CSR Finance Ltd, 5.66%, 05/26/98 ..............................    P-1/A-1     $  20,000,000  $  19,827,056
     CSR Finance Ltd, 5.68%, 06/01/98 ..............................    P-1/A-1        20,000,000     19,807,511
     CSR Finance Ltd, 5.39%, 08/17/98 ..............................    P-1/A-1        12,000,000     11,752,060
                                                                                                   -------------
                                                                                                      51,386,627
                                                                                                   -------------
  CHEMICALS -- 6.1%
     AKZO Nobel America, Inc., 5.40%, 05/22/98 .....................    P-1/A-1        10,000,000      9,923,500
     AKZO Nobel America, Inc., 5.50%, 06/01/98 .....................    P-1/A-1        15,000,000     14,860,208
     AKZO Nobel America, Inc., 5.47%, 07/20/98 .....................    P-1/A-1        15,000,000     14,749,292
     Dupont (E.I.) de Nemours, 5.48%, 07/28/98 .....................   P-1/A-1+        15,000,000     14,730,567
     Dupont (E.I.) de Nemours, 5.35%, 08/14/98 .....................   P-1/A-1+        25,000,000     24,498,906
                                                                                                   -------------
                                                                                                      78,762,473
                                                                                                   -------------
  COMMUNICATION & BROADCASTING -- 3.8%
     E.W. Scripps Co., 5.50%, 06/11/98 .............................    P-1/A-1        25,000,000     24,728,819
     E.W. Scripps Co., 5.49%, 07/14/98 .............................    P-1/A-1        25,000,000     24,603,500
                                                                                                   -------------
                                                                                                      49,332,319
                                                                                                   -------------
  FINANCIAL SERVICES -- 10.1%
     Allianz of America Finance Corp., 5.52%, 04/28/98 .............    P-1/A-1        15,250,000     15,186,865
     Allianz of America Finance Corp., 5.47%, 05/13/98 .............    P-1/A-1        10,000,000      9,936,183
     Allianz of America Finance Corp., 5.51%, 06/12/98 .............    P-1/A-1        10,000,000      9,889,800
     Allianz of America Finance Corp., 5.50%, 06/17/98 .............    P-1/A-1        17,160,000     16,958,132
     General Electric Capital Corp., 5.36%, 07/07/98 ...............   P-1/A-1+        25,000,000     24,638,944
     Morgan Stanley Dean Witter Discover Co., 5.55%, 04/08/98 ......    P-1/A-1        20,000,000     19,978,417
     Morgan Stanley Dean Witter Discover Co., 5.43%, 04/23/98 ......    P-1/A-1        35,000,000     34,883,858
                                                                                                   -------------
                                                                                                     131,472,199
                                                                                                   -------------
  LEASING -- 3.7%
     Vehicle Services Corp. of America, 5.50%, 04/13/98 ............    NR/A-1+        48,000,000     47,912,000
                                                                                                   -------------
  LEISURE -- 2.6%
     Bass Finance (CI) Ltd, 5.48%, 04/09/98 ........................    P-1/A-1        33,754,000     33,712,895
                                                                                                   -------------
  MEDICAL SERVICES -- 0.6%
     Medical Building Funding VII, L.L.C., 5.98%, 06/03/98 .........    NR/A-1          8,000,000      7,917,540
                                                                                                   -------------
  SECURITIES DEALERS -- 11.1%
     Credit Suisse First Boston, Inc., 5.40%, 04/24/98 .............   P-1/A-1+        30,000,000     29,895,925
     Credit Suisse First Boston, Inc., 5.47%, 05/21/98 .............   P-1/A-1+        10,000,000      9,924,028
     Goldman Sachs Group LP, 5.65%, 05/07/98 .......................   P-1/A-1+        50,000,000     49,717,500
     Merrill Lynch & Co., Inc., 5.48%, 04/17/98 ....................   P-1/A-1+        20,000,000     19,951,289
     Merrill Lynch & Co., Inc., 5.55%, 04/27/98 ....................   P-1/A-1+        15,000,000     14,939,875
     Merrill Lynch & Co., Inc., 5.46%, 05/20/98 ....................   P-1/A-1+        10,000,000      9,925,683
     Merrill Lynch & Co., Inc., 5.42%, 07/24/98 ....................   P-1/A-1+        10,000,000      9,828,367
                                                                                                   -------------
                                                                                                     144,182,667
                                                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P    PRINCIPAL        VALUE
                                                                        RATING         AMOUNT        (NOTE 2)
                                                                      -----------    ---------       --------
  UTILITIES -- 3.4%
     National Rural Utilities Co-op., 5.60%, 04/16/98 ..............   P-1/A-1+     $45,000,000    $  44,895,000
                                                                                                  --------------
         TOTAL COMMERCIAL PAPER (COST $812,001,969) ...........................................      812,001,969
                                                                                                  --------------
CORPORATE NOTES -- 10.7%
  BANKS -- 9.9%
     Bank One, Columbus, 5.50%, 04/07/98* ..........................   P-1/A-1+      25,000,000       24,996,929
     Bayerische Landesbank Girozentrale, 5.50%, 04/25/98 ...........   P-1/A-1+      25,000,000       24,985,634
     Morgan Guaranty Trust Co. of New York, 5.97%, 06/22/98 ........   P-1/A-1+      16,000,000       16,007,338
     Royal Bank of Canada, 5.52%, 04/01/98* ........................   P-1/A-1+      25,000,000       24,996,577
     Societe Generale, 5.56%, 04/01/98* ............................   P-1/A-1+      14,000,000       13,996,514
     Societe Generale, 5.56%, 04/01/98* ............................   P-1/A-1+      15,000,000       14,997,525
     Wachovia Bank N.C. Bank Note, 6.15%, 05/06/98 .................   P-1/A-1+       8,500,000        8,502,924
                                                                                                  --------------
                                                                                                     128,483,441
                                                                                                  --------------
  SECURITIES DEALERS -- 0.8%
     Credit Suisse First Boston, Inc., 6.15%, 06/02/98 .............   P-1/A-1+      10,000,000       10,004,806
                                                                                                  --------------
         TOTAL CORPORATE NOTES ($138,488,247)                                                        138,488,247
                                                                                                  --------------
TAXABLE MUNICIPAL SECURITIES -- 3.0%
  CALIFORNIA -- 1.6%
     Oakland-Alameda County Coliseum Auth., 5.59%, 06/24/98 ........  VMIG1/A-1+     20,400,000       20,400,000

  TEXAS -- 1.1%
     Texas Veterans Housing Assistance, 5.61%, 04/01/98* ...........  VMIG1/A-1+     14,500,000       14,500,000

  WISCONSIN -- 0.3%
     Waukesha Wisconsin Health Systems, 5.70%, 04/02/98* ...........  VMIG1/A-1+      4,295,000        4,295,000
                                                                                                  --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES (COST $39,195,000) ................................       39,195,000
                                                                                                  --------------
REPURCHASE AGREEMENTS -- 4.8%
   With UBS Securities, Inc.: at 6.10%, dated  03/31/98  to  be repurchased at $62,442,279 on 04/01/98, collateralized by
      $63,681,794 of Government National  Mortgage  Association
      securities with various coupons and maturities to 02/20/27
      (COST $62,431,700) .......................................................      62,431,700      62,431,700
                                                                                                  --------------

TOTAL INVESTMENTS (COST $1,300,002,743)(DAGGER) -- 100.1% .....................................    1,300,002,743


OTHER ASSETS AND LIABILITIES, NET -- (0.1)% ...................................................         (822,269)
                                                                                                  --------------

NET ASSETS -- 100.0% ..........................................................................   $1,299,180,474
                                                                                                  ==============

*  Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1998.
(DAGGER) Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / MARCH 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                           MOODY'S/S&P     PRINCIPAL         VALUE
                                                                             RATING         AMOUNT         (NOTE 2)
                                                                           -----------     ---------       --------
MUNICIPAL BONDS -- 99.8%
  ALABAMA -- 1.2%
     Alabama Housing Fin. Auth. Multifamily Housing (Rime Village
        Hoover Project), Ser. 1996-A, 3.70%, 04/07/98* ..................    NR/A-1+      $ 4,200,000     $ 4,200,000
                                                                                                          -----------
  ALASKA -- 0.4%
     Anchorge, AK Higher Educ. Rev. Bonds (Alaska Pacific Univ. Proj.),
        Ser. 1997, 3.70%, 04/01/98* .....................................    NR/A-1+        1,300,000       1,300,000
                                                                                                          -----------
  ARIZONA -- 1.0%
     Arizona Agric. Imp. & Power Dist. Electric Sys. Rev. Bonds TECP
        (Salt River Proj.), 3.50%, 06/10/98 .............................   P-1/A-1+        3,500,000       3,500,000
                                                                                                          -----------
  CALIFORNIA -- 2.8%
     Los Angeles County Tax & Rev. Ant. Notes,
        Ser. 1997-A, 4.50%, 06/30/98 ....................................  MIG1/SP-1+       7,000,000       7,010,776
     State of California 1997-1998 Rev. Ant. Notes, 4.50%, 06/30/98 .....  MIG1/SP-1+       3,000,000       3,004,656
                                                                                                          -----------
                                                                                                           10,015,432
                                                                                                          -----------
  DISTRICT OF COLUMBIA -- 3.0%
     Dist. of Columbia (American Univ.), Ser. 1985-A,
        3.75%, 04/01/98* ................................................   VMIG1/NR       10,000,000      10,000,000
     Dist. of Columbia (American Univ.), Ser. 1986-A,
        3.75%, 04/01/98* ................................................   VMIG1/NR        1,000,000       1,000,000
                                                                                                          -----------
                                                                                                           11,000,000
                                                                                                          -----------
  FLORIDA -- 2.7%
     City of Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP
        (Florida Pwr. & Light Co. Proj.), Ser. 1994, 3.55%, 07/14/98 ....  VMIG1/A-1+       2,600,000       2,600,000
     Jacksonville Electric Auth. TECP, Ser. 1997-C, 3.55%, 08/27/98 .....   P-1/A-1+        2,200,000       2,200,000
     St. Lucie, FL Poll. Cntrl. Rev. Bonds (Flordia Power & Light Co.
        Proj.), Ser. 1994-A, 3.50%, 06/11/98 ............................   VMIG1/A-1+      5,000,000       5,000,000
                                                                                                          -----------
                                                                                                            9,800,000
                                                                                                          -----------
  GEORGIA -- 6.9%
     Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.),
        Ser. 1993, 3.70%, 04/01/98* .....................................   VMIG1/NR        2,400,000       2,400,000
     Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bond (Ogelthorpe
        Power Corp. Vogtle Proj.), Ser. 1997-A, 3.90%, 04/01/98* ........    VMIG1/NR       5,200,000       5,200,000
     Columbus Housing Auth. Rev. Bonds (Columbus State Univ.
        Foundation Inc. Proj.), Ser.1997, 3.70%, 04/01/98* ..............    Aa3/NR         1,300,000       1,300,000
     Fulton County Dev. Auth. Rev. Bonds (The Alfred and Adele
        Davis Academy Income Proj.), Ser. 1996, 3.70%, 04/01/98* ........    Aa3/NR         2,000,000       2,000,000
     Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation,
        Inc. Proj.), Ser. 1996, 3.70%, 04/01/98* ........................    Aa3/NR         1,000,000       1,000,000
     Georgia Municipal Gas Auth. Gas Rev. Bond (Southern Portfolio-I),
        Ser. 1994-D, 3.55%, 08/14/98 ....................................    NR/A-1+        3,200,000       3,200,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                           MOODY'S/S&P     PRINCIPAL         VALUE
                                                                             RATING         AMOUNT         (NOTE 2)
                                                                           -----------     ---------       --------
     Gwinnett County Housing Auth. Multifamily Housing
        (Post Corners Proj.), Ser. 1996, 3.70%, 04/01/98* ...............    NR/A-1+      $ 5,560,000     $ 5,560,000
     Monroe County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co.
        Proj.), Ser. 1997, 3.90%, 04/01/98* .............................   VMIG1/A-1       1,100,000       1,100,000
     Rockdale County, GA Health Fac. Auth. Rev. Bonds
        (Georgia Hosp. Proj.), Ser. 1994, 3.70%, 04/01/98* ..............   VMIG1/NR        3,025,000       3,025,000
                                                                                                          -----------
                                                                                                           24,785,000
                                                                                                          -----------
  IDAHO -- 1.0%
     Idaho Health Facility Auth. Rev. Bonds (St. Luke's Regional
        Medical Center Proj.), Ser. 1995, 3.80%, 04/01/98* ..............   VMIG1/NR        3,535,000       3,535,000
                                                                                                          -----------
  ILLINOIS -- 12.2%
     Illinois Educ. Fac. Auth. Rev. Bonds (Cultural Pooled Fin. Proj.),
        Ser. 1985, 3.65%, 04/01/98* .....................................   VMIG1/NR        9,630,000       9,630,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.),
        Ser. 1992, 3.70%, 04/01/98* .....................................  VMIG1/A-1+      12,100,000      12,100,000
     Illinois Health Fac. Auth. (Gottlieb Health Resources
        Inc. Proj.), 3.70%, 04/01/98* ...................................   VMIG1/NR        8,900,000       8,900,000
     Illinois Health Fac. Auth. Rev. Bonds (Central DuPage Hosp.
        Assoc. Proj.), Ser. 1990, 3.80%, 04/01/98* ......................   VMIG1/NR        1,400,000       1,400,000
     Illinois Health Fac. Auth. Rev. Bonds (The Univ. of Chicago
        Proj.), TECP, 3.75%, 05/27/98 ...................................   VMIG1/A-1+      7,000,000       7,000,000
     Oak Forest, Il Dev. Rev. Bonds (Homewood Pool-South
        Suburban Mayors & Managers Assoc. Proj.),
        3.70%, 04/01/98* ................................................   VMIG1/NR        5,000,000       5,000,000
                                                                                                          -----------
                                                                                                           44,030,000
                                                                                                          -----------
  INDIANA -- 11.9%
     City of Mt. Vernon, IN Poll. Cntrl. Rev. Bonds TECP (General
        Electric Co. Proj.), Ser. 1989-A, 3.65%, 05/12/98 ...............    P-1/A-1+       8,800,000       8,800,000
     City of Mt. Vernon, IN Poll. Cntrl. Rev. Bonds TECP
        (General Electric Co. Proj.), Ser. 1989-A, 3.60%, 05/21/98 ......    P-1/A-1+       5,800,000       5,800,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access
        Designated Pool Proj.), Ser. 1991, 3.70%, 04/01/98* .............   VMIG1/NR        2,400,000       2,400,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access
        Designated Pool Proj.), Ser. 1992, 3.70%, 04/01/98* .............   VMIG1/NR        2,800,000       2,800,000
     Indiana Hosp. Equip. Fin. Auth. Rev. Bonds,
        Ser. 1985-A, 3.70%, 04/01/98* ...................................   VMIG1/A1        8,500,000       8,500,000
     Indianapolis, IN Econ. Dev. Bonds (Jewish Federation
        Campus Proj.), Ser. 1995, 3.70%, 04/01/98* ......................   VMIG1/NR        3,120,000       3,120,000
     South Bend, IN Redev. Auth. Rev. Bonds (College Football Hall
        of Fame Proj.), Ser. 1994, 3.70%, 04/01/98* .....................  VMIG1/A-1+      11,550,000      11,550,000
                                                                                                          -----------
                                                                                                           42,970,000
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                           MOODY'S/S&P     PRINCIPAL         VALUE
                                                                             RATING         AMOUNT         (NOTE 2)
                                                                           -----------     ---------       --------
  KENTUCKY -- 2.2%
     Jefferson County, KY Poll. Cntrl. Rev. Bonds TECP (Louisville Gas
        & Electric Co. Proj.), Ser. 1992-C, 3.30%, 04/01/98 .............   P-1/A-1+      $ 4,000,000     $ 4,000,000
     Trimble County, KY Poll. Cntrl. Rev. Bonds TECP (Louisville Gas
        & Electric Co. Proj.), Ser. 1992-A, 3.55%, 06/10/98 .............   P-1/A-1+        4,000,000       4,000,000
                                                                                                          -----------
                                                                                                            8,000,000
                                                                                                          -----------
  LOUISIANA -- 3.2%
     Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds
        TECP (Electro-Coal Transfer Proj.), Ser. A, 3.50%, 06/05/98 .....   P-1/A-1+       10,500,000      10,500,000
     Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds
        (Marine Terminal Proj.), Ser. 1984-B, 3.60%, 03/15/99 ...........    Aa1/NR         1,000,000       1,000,000
                                                                                                          -----------
                                                                                                           11,500,000
                                                                                                          -----------
  MARYLAND -- 5.4%
     Anne Arundel County, MD TECP (Consolidated Water & Sewer
        Proj.), Ser. B, 3.45%, 04/09/98 .................................   P-1/A-1+       11,000,000      11,000,000
     Baltimore County, MD Metro. Dist. TECP,
        Ser. 1995, 3.30%, 04/01/98 ......................................   P-1/A-1+        6,500,000       6,500,000
     Montgomery County, MD TECP, Ser. 1995, 3.45%, 05/06/98 .............   P-1/A-1+        2,000,000       2,000,000
                                                                                                          -----------
                                                                                                           19,500,000
                                                                                                          -----------
  MICHIGAN -- 4.2%
     Farmington Hills Hosp. Fin. Auth. Rev. Bonds (Botsford Gen.
        Hospital Proj.), Ser. B, 3.80%, 04/01/98* .......................   VMIG1/A-1       2,000,000       2,000,000
     Michigan State Hosp. Fin. Auth. Rev. Bonds (St. Mary's
        Hospital of Livonia Proj.), Ser. 1996, 3.70%, 04/01/98* .........   VMIG1/A-1       5,000,000       5,000,000
     Michigan State Strategic Fund Rev. Bonds
        (Consumer Power Co. Proj.), Ser.1993-A, 3.80%, 04/01/98* ........   P-1/A-1+        3,500,000       3,500,000
     Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Detroit
        Edison Co. Proj.), Ser. 1995-CC, 3.80%, 04/01/98* ...............   P-1/A-1+        1,500,000       1,500,000
     Monroe County, MI Econ. Poll. Cntrl. Rev. Bonds
        (Detroit Edison Co. Proj.), Ser. 1992-CC, 3.80%, 04/01/98* ......    P-1/NR         3,100,000       3,100,000
                                                                                                          -----------
                                                                                                           15,100,000
                                                                                                          -----------
  MINNESOTA -- 0.7%
     Rochester Health Care Fac. Rev. Bonds TECP (Mayo Foundation/
        Mayo Medical Center Proj.), Ser. A, 3.50%, 06/09/98 .............    NR/A-1+        2,600,000       2,600,000
                                                                                                          -----------
  MISSISSIPPI -- 1.4%
     Mississippi Business Fin. Corp. Ind. Dev. Rev. Bonds (Mississippi
        College Proj.), Ser. 1996, 3.70%, 04/02/98* .....................    NR/A-1+        5,000,000       5,000,000
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                           MOODY'S/S&P     PRINCIPAL        VALUE
                                                                             RATING         AMOUNT         (NOTE 2)
                                                                           -----------     ---------       --------
  MISSOURI -- 1.6%
     Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington
        Univ. Proj.), Ser. 1996-A, 3.80%, 04/01/98* .....................   VMIG1/A-1+    $ 2,700,000     $ 2,700,000
     Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington
        Univ. Proj.), Ser. 1996-B, 3.80%, 04/01/98* .....................   VMIG1/A-1+      1,000,000       1,000,000
     Missouri Health & Educ. Fac. Auth. Rev. Bonds TECP
        (SSM Healthcare Proj.), Ser. 1988-CC, 3.30%, 04/01/98 ...........   VMIG1/NR        2,000,000       2,000,000
                                                                                                          -----------
                                                                                                            5,700,000
                                                                                                          -----------
  NEVADA -- 1.2%
     Las Vegas Valley Water Dist. TECP (SNWA Rev. Supported),
        Ser. A, 3.50%, 06/11/98 .........................................   P-1/A-1+        4,400,000       4,400,000
                                                                                                          -----------
  NEW YORK -- 2.8%
     New York City, NY Municipal Water Rev. Bond TECP,
        Ser. 1, 3.45%, 05/08/98 .........................................   P-1/A-1+       10,000,000      10,000,000
                                                                                                          -----------
  NORTH CAROLINA -- 1.4%
     Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth.
        (Texas Gulf Proj.), Ser. 1985, 3.78%, 04/02/98* .................    Aa3/NR         5,000,000       5,000,000
                                                                                                          -----------
  NORTH DAKOTA -- 3.2%
     Grand Forks, ND Health Care Fac. (United Hospital Proj.),
        Ser. 1996, 3.80%, 04/01/98* .....................................   VMIG1/NR        2,400,000       2,400,000
     Grand Forks, ND Health Care Fac. (United Hospital Proj.),
        Ser. 1992-B, 3.80%, 04/01/98* ...................................   VMIG1/NR        9,075,000       9,075,000
                                                                                                          -----------
                                                                                                           11,475,000
                                                                                                          -----------
  PENNSYLVANIA -- 0.5%
     City of Philadelphia, PA Tax & Rev. Ant. Notes,
        Ser. 1997-98, 4.50%, 06/30/98 ...................................  MIG1/SP-1+       2,000,000       2,002,370
                                                                                                          -----------
  SOUTH CAROLINA -- 3.2%
     South Carolina Public Ser. Auth. TECP,
        Ser. 1997-98, 3.65%, 06/19/98 ...................................   P-1/A-1+       11,700,000      11,700,000
                                                                                                          -----------
  TENNESSEE -- 1.7%
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tenn. Municipal
        Bond Fund Proj.), Ser. 1984, 3.70%, 04/02/98* ...................    NR/A-1+        4,300,000       4,300,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tenn. Municipal
        Bond Fund Proj.), Ser. 1995, 3.70%, 04/02/98* ...................    NR/A-1+        2,000,000       2,000,000
                                                                                                          -----------
                                                                                                            6,300,000
                                                                                                          -----------
  TEXAS -- 19.0%
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc. Temple-Inland Proj.), Ser. 1984-B,
        3.80%, 04/01/98* ................................................    VMIG1/NR       2,300,000       2,300,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc. Temple-Inland Proj.), Ser. 1984-C,
        3.80%, 04/01/98* ................................................    VMIG1/NR       7,400,000       7,400,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                           MOODY'S/S&P     PRINCIPAL        VALUE
                                                                             RATING         AMOUNT         (NOTE 2)
                                                                           -----------     ---------       --------
     Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds
        (Air Force Village II Proj.), Ser. 1985-B, 3.65%, 04/02/98* .....    NR/AAA       $ 9,500,000    $  9,500,000
     Board of Regents of The Univ. of Texas TECP, 3.60%, 06/12/98 .......   P-1/A-1+       10,000,000      10,000,000
     Board of Regents of The Univ. of Texas TECP, 3.50%, 06/12/98 .......   P-1/A-1+        5,000,000       5,000,000
     City of Austin, TX TECP, 3.50%, 06/10/98 ...........................   P-1/A-1+        2,000,000       2,000,000
     City of Austin, TX TECP, 3.55%, 06/10/98 ...........................   P-1/A-1+        2,725,000       2,725,000
     Harris County, TX Health Fac. Dev. Corp. Hosp. Rev. Bond
        (Methodist Hosp. Proj.), Ser. 1994, 3.80%, 04/01/98* ............    NR/A-1+        5,300,000       5,300,000
     Harris County, TX Health Fac. Dev. Rev. Bond (St. Luke's
        Episcopal Hosp. Proj.), Ser. 1997-A, 3.75%, 04/01/98* ...........    NR/A-1+        7,100,000       7,100,000
     Harris County, TX Health Fac. Dev. Rev. Bond (St. Luke's
        Episcopal Hosp. Proj.), Ser. 1997-B, 3.75%, 04/01/98* ...........    NR/A-1+        4,000,000       4,000,000
     State of Texas Tax & Rev. Ant. Notes, Ser. 1997-A,
        4.75%, 08/31/98 .................................................  MIG1/SP-1+      13,200,000      13,251,243
                                                                                                         ------------
                                                                                                           68,576,243
                                                                                                         ------------
  VIRGINIA -- 3.0%
     Commonwealth of Virginia Gen. Oblig. Bond Ant. Note,
        Ser. 1997, 3.60%, 05/22/98 ......................................   P-1/A-1+        5,900,000       5,900,000
     Roanoke, VA Dev. Auth. Rev. Bonds (Carilion Health System Proj.),
        Ser. 1997, 3.80%, 04/01/98* .....................................    NR/A-1+        4,800,000       4,800,000
                                                                                                         ------------
                                                                                                           10,700,000
                                                                                                         ------------
  WYOMING -- 2.0%
     Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf Inc. Proj.),
        Ser. 1984, 3.90%, 04/02/98* .....................................    Aa2/NR         2,000,000       2,000,000
     Lincoln County, WY Poll. Cntrl. Rev. Bonds TECP
        (Pacificorp Proj.), Ser. 1997, 3.55%, 07/23/98 ..................   VMIG1/A-1+      3,350,000       3,350,000
     Sweetwater County Poll. Cntrl. Rev. Bonds (Pacificorp Proj.),
        Ser. 1984, 3.80%, 04/01/98* .....................................   P-1/A-1+        2,000,000       2,000,000
                                                                                                         ------------
                                                                                                            7,350,000
                                                                                                         ------------

         TOTAL MUNICIPAL BONDS (COST $360,039,045) ..................................................     360,039,045
                                                                                                         ------------

TOTAL INVESTMENTS (COST $360,039,045)(DAGGER) -- 99.8% ..............................................     360,039,045


OTHER ASSETS AND LIABILITIES, NET -- 0.2% ...........................................................         792,801
                                                                                                         ------------

NET ASSETS -- 100.0% ................................................................................    $360,831,846
                                                                                                         ============

* Denotes a Variable or Floating Rate Demand Note. Variable and Floating Rate Demand Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1998. The date shown is the next date the rate on the instrument is scheduled to be reset.

(DAGGER) Cost for federal income tax purposes.

TECP--Tax-Exempt Commercial Paper and multimodal bonds in commercial paper mode.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1998 (Unaudited)

                                                                    RODNEY SQUARE    RODNEY SQUARE
                                                                       FUND --           FUND --      RODNEY SQUARE
                                                                   U.S. GOVERNMENT   MONEY MARKET      TAX-EXEMPT
                                                                      PORTFOLIO        PORTFOLIO          FUND
                                                                   ---------------   -------------   --------------
ASSETS:
Investments in securities (including repurchase agreements of
   $311,329,200, $62,431,700 and $0, respectively), at value
   (amortized cost $632,361,855, $1,300,002,743, and
   $360,039,045, respectively) (Note 2) ..........................  $632,361,855    $1,300,002,743    $360,039,045
Interest receivable ..............................................     1,001,294         5,681,276       1,780,122
Investment securities sold receivable ............................     4,884,083                 0               0
Other assets .....................................................           257                44             516
                                                                    ----------------------------------------------

   Total assets ..................................................   638,247,489     1,305,684,063     361,819,683
                                                                    ----------------------------------------------

LIABILITIES:
Dividends payable ................................................     2,650,571         5,914,091         810,612
Investment securities purchased payable ..........................     9,987,529                 0               0
Accrued management fee (Note 3) ..................................       245,713           544,272         133,540
Other accrued expenses (Note 3) ..................................        50,022            45,226          43,685
                                                                    ----------------------------------------------

   Total liabilities .............................................    12,933,835         6,503,589         987,837
                                                                    ----------------------------------------------

NET ASSETS .......................................................  $625,313,654    $1,299,180,474    $360,831,846
                                                                    ==============================================

NET ASSETS CONSIST OF:
Capital paid in ..................................................  $625,311,145    $1,299,210,461    $360,833,506
Accumulated realized gain (loss) on investments -- net ...........         2,509           (29,987)         (1,660)
                                                                    ----------------------------------------------

NET ASSETS, for 625,311,145, 1,299,210,461, and 360,840,189,
   shares outstanding, respectively ..............................  $625,313,654    $1,299,180,474    $360,831,846
                                                                    ==============================================
NET ASSET VALUE, offering and redemption price per share: ........         $1.00 1           $1.00 2         $1.00 3
                                                                    ==============================================

1  $625,313,654 (DIVIDE) 625,311,145 outstanding shares of beneficial interest, no par value
2  $1,299,180,474 (DIVIDE) 1,299,210,461 outstanding shares of beneficial interest, no par value
3  $360,831,846 (DIVIDE) 360,840,189 outstanding shares of beneficial interest, no par value

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended March 31, 1998 (Unaudited)

                                                                    RODNEY SQUARE   RODNEY SQUARE
                                                                       FUND --           FUND --     RODNEY SQUARE
                                                                   U.S. GOVERNMENT   MONEY MARKET     TAX-EXEMPT
                                                                      PORTFOLIO        PORTFOLIO         FUND
                                                                   ---------------   -------------   -------------
INTEREST INCOME ..................................................   $14,201,800      $36,348,923       $5,497,490
                                                                     ---------------------------------------------

EXPENSES:
Management fee (Note 3) ..........................................     1,187,167        2,993,995          715,139
Accounting fee (Note 3) ..........................................        65,477          142,364           45,391
Distribution expenses (Note 3) ...................................        26,905          123,284            9,966
Trustees' fees and expenses (Note 3) .............................         3,175            4,861            3,279
Registration fees ................................................        13,494           52,124           24,707
Reports to shareholders ..........................................         4,061           10,125            3,826
Legal ............................................................        11,099           28,786           17,072
Audit ............................................................         6,397           16,761           14,510
Other ............................................................        19,784           56,008           18,241
                                                                     ---------------------------------------------

   Total expenses ................................................     1,337,559        3,428,308          852,131
                                                                     ---------------------------------------------

   Net investment income .........................................    12,864,241       32,920,615        4,645,359
                                                                     ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS -- NET (NOTE 2) ..............           296           (1,150)               0
                                                                     ---------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $12,864,537      $32,919,465       $4,645,359
                                                                     =============================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  RODNEY SQUARE   RODNEY SQUARE
                                                                     FUND --          FUND --        RODNEY SQUARE
                                                                 U.S. GOVERNMENT   MONEY MARKET       TAX-EXEMPT
                                                                    PORTFOLIO        PORTFOLIO          FUND
                                                                 ---------------  --------------    -------------
For the Six-Month Period Ended March 31, 1998 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income ....................................... $    12,864,241  $   32,920,615    $    4,645,359
   Net realized gain (loss) on investments                                   296          (1,150)                0
                                                                 -------------------------------------------------
   Net increase in net assets resulting from operations ........      12,864,537      32,919,465         4,645,359
                                                                 -------------------------------------------------

Dividends to shareholders from net investment income ...........     (12,864,241)    (32,920,615)       (4,645,359)
                                                                 -------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares ................................   2,926,894,486   5,688,420,387     1,234,181,219
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ...............................         255,372       2,911,288           140,853
   Cost of shares redeemed .....................................  (2,680,311,001) (5,583,420,759)   (1,154,354,190)
                                                                 -------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions .......................................     246,838,857     107,910,916        79,967,882
                                                                 -------------------------------------------------
   Total increase in net assets ................................     246,839,153     107,909,766        79,967,882

NET ASSETS:
   Beginning of period .........................................     378,474,501   1,191,270,708       280,863,964
                                                                 -------------------------------------------------
   End of period ............................................... $   625,313,654  $1,299,180,474    $  360,831,846
                                                                 =================================================
For the Fiscal Year Ended September 30, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income ....................................... $    17,524,954  $   54,521,949    $    8,592,334
   Net realized gain (loss) on investments                                   651         (14,558)                0
                                                                 -------------------------------------------------
   Net increase in net assets resulting from operations ........      17,525,605      54,507,391         8,592,334
                                                                 -------------------------------------------------

Dividends to shareholders from net investment income ...........     (17,524,954)    (54,521,949)       (8,592,334)
                                                                 -------------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares ................................   4,042,452,758   8,656,915,051     2,251,065,320
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ...............................         406,577       4,778,057           257,389
   Cost of shares redeemed .....................................  (4,005,811,594) (8,451,263,968)   (2,207,643,449)
                                                                 -------------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions .......................................      37,047,741     210,429,140        43,679,260
                                                                 -------------------------------------------------
   Total increase in net assets ................................      37,048,392     210,414,582        43,679,260

NET ASSETS:
   Beginning of year ...........................................     341,426,109     980,856,126       237,184,704
                                                                 -------------------------------------------------
   End of year ................................................. $   378,474,501  $1,191,270,708    $  280,863,964
                                                                 =================================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                       FOR THE         FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                      SIX-MONTH   -------------------------------------------------
                                                    PERIOD ENDED
                                                   MARCH 31, 1998
                                                     (UNAUDITED)     1997      1996       1995      1994      1993
                                                   ----------------------------------------------------------------
RODNEY SQUARE FUND -- U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Through Each Period:
NET ASSET VALUE - BEGINNING OF PERIOD ............      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ----------------------------------------------------------------
Investment Operations:
   Net investment income .........................      0.025        0.050     0.050      0.052     0.033     0.028
                                                   ----------------------------------------------------------------
Distributions:
   From net investment income ....................     (0.025)      (0.050)   (0.050)    (0.052)   (0.033)   (0.028)
                                                   ----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD ..................      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ================================================================
Total Return                                             5.22%*       5.07%     5.08%      5.37%     3.32%     2.83%
Ratios (to average net assets)/Supplemental Data:
   Expenses ......................................       0.53%*       0.55%     0.55%      0.55%     0.53%     0.53%
   Net investment income .........................       5.09%*       4.96%     4.97%      5.25%     3.27%     2.79%
Net assets at end of period (000 omitted) ........   $625,314     $378,475  $341,426   $306,096  $336,766  $386,067


                                                       FOR THE         FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                      SIX-MONTH   -------------------------------------------------
                                                    PERIOD ENDED
                                                   MARCH 31, 1998
                                                     (UNAUDITED)     1997      1996       1995      1994      1993
                                                   ----------------------------------------------------------------
RODNEY SQUARE FUND -- MONEY MARKET PORTFOLIO
For a Share Outstanding Through Each Period:
NET ASSET VALUE - BEGINNING OF PERIOD ............      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ----------------------------------------------------------------
Investment Operations:
   Net investment income .........................      0.026        0.051     0.050      0.054     0.033     0.029
                                                   ----------------------------------------------------------------
Distributions:
   From net investment income ....................     (0.026)      (0.051)   (0.050)    (0.054)   (0.033)   (0.029)
                                                   ----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD ..................      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ================================================================
Total Return .....................................       5.29%*       5.17%     5.17%      5.50%     3.37%     2.92%
Ratios (to average net assets)/Supplemental Data:
   Expenses ......................................       0.54%*       0.54%     0.53%      0.54%     0.53%     0.52%
   Net investment income .........................       5.17%*       5.06%     5.03%      5.37%     3.33%     2.88%
Net assets at end of period (000 omitted) ........ $1,299,180   $1,191,271  $980,856   $751,125  $606,835  $649,424

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                       FOR THE         FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                      SIX-MONTH   -------------------------------------------------
                                                    PERIOD ENDED
                                                   MARCH 31, 1998
                                                     (UNAUDITED)     1997      1996       1995      1994      1993
                                                   ----------------------------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Through Each Period:
NET ASSET VALUE - BEGINNING OF PERIOD ............      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ----------------------------------------------------------------
Investment Operations:
   Net investment income .........................      0.015        0.030     0.031      0.033     0.021     0.020
                                                   ----------------------------------------------------------------
Distributions:
   From net investment income ....................     (0.015)      (0.030)   (0.031)    (0.033)   (0.021)   (0.020)
                                                   ----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD ..................      $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                   ================================================================
Total Return .....................................       3.11%*       3.09%     3.11%      3.36%     2.17%     2.07%
Ratios (to average net assets)/Supplemental Data:
   Expenses ......................................       0.56%*       0.57%     0.56%      0.54%     0.54%     0.54%
   Net investment income .........................       3.05%*       3.05%     3.08%      3.29%     2.13%     2.05%
Net assets at end of period (000 omitted) ........   $360,832     $280,864  $237,185   $318,213  $388,565  $405,517

* Annualized


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================

1. DESCRIPTION AND SHARES OF THE FUNDS. The Rodney Square Fund and the Rodney Square Tax-Exempt Fund (each a "Fund" and collectively, the "Funds") are diversified, open-end management investment companies established as
   Massachusetts business trusts by Declarations of Trust on February 16, 1982 and August 1, 1985, respectively, and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Declaration of Trust permits the Trustees of each Fund to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Rodney Square Fund consists of two series or portfolios, the U.S. Government Portfolio and the Money Market Portfolio (each a "Portfolio"). The Rodney Square Tax-Exempt Fund consists of one series or portfolio (also a "Portfolio" and, together with the U.S. Government Portfolio and the Money Market Portfolio, the "Portfolios"). Each Portfolio consists of a single class of shares.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of each Fund:

   SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted by Rule 2a-7 under the 1940 Act provided that each Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1997, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $6,000, $40,000 and $2,000, respectively, which will expire as follows:

                                                 CAPITAL LOSS      EXPIRATION
                                                 CARRYFORWARD         DATE
                                                 ------------      ----------
         U.S. Government Portfolio .............   $ 6,000          09/30/03
         Money Market Portfolio ................   $25,000          09/30/02
         Money Market Portfolio ................   $15,000          09/30/05
         Rodney Square Tax-Exempt Portfolio ....   $ 2,000          09/30/02

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consist of accrued interest and discount earned (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

   REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in corporate notes, commercial paper, and certificates of deposit of domestic and foreign banks represented in the aggregate approximately 37.0% of its total investments on March 31, 1998.

   Approximately 89.5% of the investments by the Rodney Square Tax-Exempt Fund on March 31, 1998 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Fund Manager to each of the Funds pursuant to separate management agreements each dated August 9, 1991 (the "Management Agreements"). Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investment of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds. The management fee earned by RSMC for the six-month period ended March 31, 1998, amounted to $1,187,167 for the U.S. Government Portfolio, $2,993,995 for the Money Market Portfolio and $715,139 for the Rodney Square Tax-Exempt Fund.

   Prior to February 2, 1998, RSMC determined the net asset value per share and provided all fund accounting services pursuant to separate Accounting Services Agreements with each Fund. Effective February 2, 1998, each Fund entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") whereby PFPC serves as Sub-Administrator and Accounting Agent of each Fund. The Funds will not pay PFPC any fees for sub-administration services, as RSMC pays for the provision of these services out of its management fee. For accounting services, each Fund pays PFPC an annual amount of $50,000 per Portfolio, plus an annual amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the six-month period ended March 31, 1998, PFPC's fees for accounting services amounted to $24,006 for the U.S. Government Portfolio, $48,964 for the Money Market Portfolio and $15,544 for the Rodney Square Tax-Exempt Fund. Fees

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   received by RSMC during the six-month period ended March 31, 1998 amounted to $41,471 for the U.S. Government Portfolio, $93,400 for the Money Market Portfolio and $29,847 for the Rodney Square Tax-Exempt Fund.

   WTC serves as custodian of the assets of the Funds and is paid for their provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services. Effective February 2, 1998, WTC entered into a Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC") whereby PNC serves as Sub-Custodian of the Fund's assets. The Fund will not pay PNC any fees for custodial services, as RSMC pays for the provision of these services out of its management fee. The Funds reimburse PNC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

   Prior to February 2, 1998, RSMC served as transfer agent and dividend disbursing agent for the Funds. Effective February 2, 1998, each Fund entered into a Transfer Agency Services Agreement with PFPC whereby PFPC serves as transfer agent and dividend disbursing agent for each Fund. RSMC pays PFPC for the provision of these services out of its management fee. Any related out-of-pocket expenses reasonably incurred by PFPC or its agents for the provision of such services are reimbursed by the Fund.

   Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the six-month period ended March 31, 1998, such expenses amounted to $26,905 for the U.S. Government Portfolio, $123,284 for the Money Market Portfolio and $9,966 for the Rodney Square Tax-Exempt Fund.

   The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD or their affiliates and all personnel of each Fund, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $3,175 for the U.S. Government Portfolio, $4,861 for the Money Market Portfolio and $3,279 for the Rodney Square Tax-Exempt Fund for the six-month period ended March 31, 1998.

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



                      [This Page Intentionally Left Blank.]

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                             ----------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          Nina M. Webb, VICE PRESIDENT
                   John J. Kelley, VICE PRESIDENT & TREASURER
                         Carl M. Rizzo, Esq., SECRETARY
                    Diane J. Drake, Esq., ASSISTANT SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     John C. McDonnell, ASSISTANT TREASURER
                  ---------------------------------------------

                                  FUND MANAGER
                      Rodney Square Management Corporation
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                            ------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                             ----------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                             ----------------------

                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                             ----------------------

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                          ----------------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                                -----------------


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS02 3/98